Other operating income and expenses	12 Months Ended
Dec. 31, 2021
Other operating income and expenses
Other operating income and expenses

22.  Other operating income and expenses

An analysis of other operating income is as follows:

	2021		2020		2019
Gain on sale and leaseback (Note 12)	Ps.	195,552	Ps.	710,522	Ps.	284,759
Loss on sale of rotable spare parts, furniture and equipment		(2,571)		(2,604)		(8,954)
Other income		24,857		22,415		51,403
	Ps.	217,838	Ps.	730,333	Ps.	327,208

An analysis of other operating expenses is as follows:

	2021		2020		2019
Administrative and operational support expenses	Ps.	752,434	Ps.	632,041	Ps.	581,181
Technology and communications		431,855		383,648		381,055
Passenger services		76,107		87,850		65,477
Insurance		74,499		53,507		74,661
Others		1,897		194		10,553
	Ps.	1,336,792	Ps.	1,157,240	Ps.	1,112,927